Going Concern (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Operating losses	$ 2,641,724	$ 1,910,888
Net loss	3,433,318	$ 1,942,580
Working capital deficit	1,071,780
December 2012 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Operating losses	$ 27,771,291